Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 16,069,851	$ 4,830,347
Accounts receivable, net	20,321,697	22,552,210
Inventory, net	9,667,559	15,810,997
Other receivables and current assets	20,206,845	24,200,710
Total current assets	77,858,519	71,195,723
Non-Current Assets
Property, plant and equipment, net	32,133,461	33,173,326
Investments, net	88,908	4,343
Operating lease right of use asset (“ROU asset”), net	16,603	21,725
Total Non-Current Assets	32,238,972	33,199,394
Total Assets	110,097,491	104,395,117
Current liabilities
Accounts payable and accrued expenses	7,426,422	52,268,010
Short-term loans	79,268,515	24,103,740
Taxes payable	773,578	108,503
Operating lease liabilities – current portion	9,223	21,385
Long-term debt payable – current portion	776,753	2,909,764
Finance lease payable – current portion	11,053	10,146
Total current liabilities	90,395,254	81,564,615
Non-Current Liabilities
Operating lease liabilities – non current	7,564	1,596
Long term debt payable	504,319	553,062
Finance lease payable	56,559	65,520
Total Non-Current Liabilities	568,442	620,178
Total Liabilities	90,963,696	82,184,793
Shareholders’ Equity
Ordinary share, par value $0.0001 per share; 500,000,000 shares authorized; 20,000,000 shares issued and outstanding at December 31, 2024 and 2023, respectively	2,000	2,000
Additional paid-in capital	4,634,755	8,113,541
Retained earnings	12,583,150	7,340,067
Accumulated other comprehensive income	663,895	1,989,499
Total equity attributable to equity holders’ of TMD Energy Limited	17,883,800	17,445,107
Non-controlling interests	1,249,995	4,765,217
Total Equity	19,133,795	22,210,324
Total Liabilities and Shareholders’ Equity	110,097,491	104,395,117
Related Party [Member]
Current Assets
Due from related parties	11,592,567	3,801,459
Current liabilities
Other Liabilities	626,745	522,593
Nonrelated Party [Member]
Current liabilities
Other Liabilities	$ 1,502,965	$ 1,620,474